Retirement Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Retirement Plans
Retirement Plans

The Company has a Supplemental Executive Retirement Plan (“SERP”) covering certain members of management. The net periodic SERP pension cost was approximately $872,000 in 2017, $458,000 in 2016, and $221,000 in 2015. The unfunded benefit obligation, which was included in other liabilities, was approximately $4,901,000 at December 31, 2017 and $4,029,000 at December 31, 2016.

The benefit obligation at December 31, 2017 and December 31, 2016 was calculated as follows:

	2017	2016
	(Amounts in thousands)
Benefit obligation, January 1	$4,029	$3,571
Service cost	(650)	(216)
Interest cost	222	199
Loss	1,300	475
Benefit obligation, December 31	$4,901	$4,029

The net periodic pension cost for 2017, 2016 and 2015 was calculated as follows:

	2017	2016	2015
	(Amounts in thousands)
Service cost	$(650)	$(216)	$(86)
Interest cost	222	199	214
Loss	1,300	475	93
	$872	$458	$221

The discount rate used in determining the actuarial present value of the projected benefit obligation was 5.5% for 2017, 2016 and 2015. Annual benefit payments are estimated at $256,603 for 2019, $609,749 for 2020, $609,749 for 2021, $609,749 for 2022, $609,749 for 2023 and $6,078,914 thereafter.

The Company has a 401(k) Plan covering substantially all employees. Under the Plan, the Company is required to contribute 3% of all qualifying employees’ eligible salary to the Plan. The Plan expense in 2017 was $164,000, $132,000 in 2016, and $138,000 in 2015.